Nature of Business and Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Nature Of Business And Significant Accounting Policies Details Narrative
Advertising and promotion expenses	$ 59,956	$ 159,411